Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Expenses:
Research and development	$ 62,133	$ 198,959
General and administrative	788,325	100,777
Total Operating Expenses	850,458	299,736
Loss from Operations	(850,458)	(299,736)
Other Expense (Income):
Interest expense	72,659	39,563
Loss on change in fair value of derivative liabilities	6,312	133
Gain on extinguishment of debt	(326,345)
Total Other Income and Expense	(247,374)	39,696
Net loss before provision for income taxes	(603,084)	(339,432)
Provision for income taxes
Net loss	$ (603,084)	$ (339,432)
Net Loss Per Share
Basic (in Dollars per share)	$ (0.1)	$ (0.1)
Diluted (in Dollars per share)	$ (0.1)	$ (0.1)
Weighted Average Common Shares Outstanding:
Basic (in Shares)	5,827,039	3,249,999
Diluted (in Shares)	5,827,039	3,249,999
Unite Acquisition 1 Corp.
Operating Expenses:
General and administrative			$ 155,374	$ 85,593
Loss from Operations			(155,374)	(85,593)
Other Expense (Income):
Interest expense			5,786
Net loss			$ (161,160)	$ (85,593)
Net Loss Per Share
Basic (in Dollars per share)			$ (0.032)	$ (0.017)
Diluted (in Dollars per share)			$ (0.032)	$ (0.017)
Weighted Average Common Shares Outstanding:
Basic (in Shares)			5,000,000	5,000,000
Diluted (in Shares)			5,000,000	5,000,000